Phoenix Insight Balanced Fund

Phoenix Insight Core Equity Fund

Phoenix Insight Emerging Markets Fund

Phoenix Insight Index Fund

Phoenix Insight Small-Cap Growth Fund

Phoenix Insight Small Cap-Opportunity Fund

Phoenix Insight Small-Cap Value Fund

Phoenix Insight Value Equity Fund

Phoenix Insight High Yield Bond Fund

Phoenix Insight Intermediate Government Bond Fund

Phoenix Insight Intermediate Tax-Exempt Bond Fund

Phoenix Insight Short/Intermediate Bond Fund

Phoenix Insight Tax-Exempt Bond Fund

Each a series of Phoenix Insight Funds Trust

Supplement dated July 2, 2008 to the

Class A, Class C and Class I Shares

Prospectus dated May 1, 2008, as supplemented July 1, 2008

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED JULY 1, 2008 TO THE ABOVE-REFERENCED PROSPECTUSES, WHICH SUPPLEMENT CONTAINED CORRECTIONS TO CERTAIN PERFORMANCE INFORMATION. THIS SUPPLEMENT FURTHER CORRECTS AND CLARIFIES THE DISCLOSURE CONTAINED IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

In the prospectus sections “Performance Tables,” the performance shown in the Average Annual Total Return tables for Class A Shares Return Before Taxes for one year for certain funds reflects such performance at net asset value; however, performance in these tables should have been shown net of Class A sales charges. Additionally, the performance shown for Balanced Fund’s Balanced Benchmark for 5 years, 10 years and since inception is incorrect. Accordingly, the Average Annual Total Return tables are revised as follows:

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Balanced Fund is 0.06%;

The Balanced Benchmark for Phoenix Insight Balanced Fund for 5 years is 9.87%, 10 years is 6.44%, and since inception of the Class A shares is 5.19%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Core Equity Fund is 0.67%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Emerging Markets Fund is 29.27%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Index Fund is -0.87%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small-Cap Growth Fund is -6.89%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small Cap-Opportunity Fund is -15.75%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small-Cap Value Fund is -14.39%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Value Equity Fund is 3.51%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight High Yield Bond Fund is -2.52%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Intermediate Government Bond Fund is 1.65%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Intermediate Tax-Exempt Bond Fund is -1.64%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Short/Intermediate Bond Fund is -0.62%; and

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Tax-Exempt Bond Fund is -1.80%.

Further, the footnotes to the Average Annual Total Return tables for each of the funds (except the Money Market Funds) are hereby revised to include the following footnote:

The fund’s average annual total returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund’s Class A Shares and a full redemption in the fund’s Class C Shares.

Investors should retain this supplement with the Prospectus for future reference.

PXP 4491/RevPerfTables #2 (07/08)